Accounting Policies and Basis for Preparation (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Subsidiaries Object to Consolidation at Their Different Levels

The following table shows the subsidiaries consolidated into the Group’s consolidated financial statements, at their different levels:

				Percentage Interest (%)
		Local and		12.31.18		12.31.17		01.01.17
Company	Country	Functional Currency	Closing Date	Direct	Direct and Indirect	Direct	Direct and Indirect	Direct	Direct and Indirect
Banco de Galicia y Buenos Aires S.A.U.	Argentina	ARP	12.31.18	100	100	100	100	100	100
Cobranzas Regionales S.A.	Argentina	ARP	12.31.18	—	83	—	77	—	77
Galicia Administradora de Fondos S.A.	Argentina	ARP	12.31.18	95	100	95	100	95	100
Galicia Broker Asesores de Seguros S.A.	Argentina	ARP	12.31.18	—	99.9	—	99.9	—	99.9
Galicia Retiro Compañía de Seguros S.A.	Argentina	ARP	12.31.18	—	99.9	—	99.9	—	99.9
Galicia Seguros S.A.	Argentina	ARP	12.31.18	—	99.9	—	99.9	—	99.9
Galicia Valores S.A.	Argentina	ARP	12.31.18	1	100	1	100	—	100
Galicia Warrants S.A.	Argentina	ARP	12.31.18	87.5	100	87.5	100	87.5	100
Financial Trust Galtrust I	Argentina	ARP	12.31.18	—	—	—	100	—	100
Financial Trust Saturno Créditos	Argentina	ARP	12.31.18	—	100	—	100	—	100
Net Investment S.A. (in Liquidation)(*)	Argentina	ARP	12.31.18	—	—	87.5	100	87.5	100
Ondara S.A.	Argentina	ARP	12.31.18	—	83.9	—	78.2	—	78.2
Sudamericana Holding S.A.	Argentina	ARP	12.31.18	87.5	100	87.5	100	87.5	100
Tarjeta Naranja S.A.	Argentina	ARP	12.31.18	83	83	—	77	—	77
Tarjetas del Mar S.A.	Argentina	ARP	12.31.18	—	—	—	—	—	60
Tarjetas Regionales S.A.	Argentina	ARP	12.31.18	83	83	—	77	—	77

(*)	The final distribution was paid out on January 9, 2018.

Summary of Main Commissions Earned by the Bank

Below is a summary of the main commissions earned by the Bank:

Commissions	Earning Frequency
Retail Products and Services
Savings Accounts	Monthly
Checking Accounts	Monthly
Credit-card Renewal	Annual
Safe Deposit Boxes	Quarterly
Bonds and Shares Transactions	On each transaction
Wholesale Products
Account Maintenance	Monthly
Deposits and Withdrawals among Branches	Monthly
Foreign Trade Transactions	On each transaction